Note 8 - Prepayments and Other	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	Prepayments and other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2015	December 31, 2016
Prepaid expenses	305	670
Guarantees	110	15
Advances to various creditors	20	63
Other receivables	-	116
Total	435	864